Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

	December 31, 2014	December 31, 2013
Cash at banks	$27,864	$9,152
Short-term deposits	3,013	—

Total cash and cash equivalents	$30,877	$9,152